Accounts Receivable and Work in Process (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable And Work In Process [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable as of December 31, 2015 and 2014, consists of the following:
Description	2015	2014
Completed contracts	$39,100	$164,706
Contracts in progress	-	-
Total	$39,100	$164,706

Costs in Excess of Billings and Billings in Excess of Costs [Table Text Block]
Work in progress as of December 31, 2015 and 2014 consists of the following:

Description	2015	2014
Costs incurred on uncompleted contracts	$1,519,570	$-
Estimated earnings	290,037	-
	1,809,607	-
Less billings to date	1,557,268	-
Total	$252,339	$-

Reflected in the balance sheet as:
Costs and estimated earnings in excess of billings on contracts in process	$252,339	$-
Billings in excess of costs and estimated earnings on contracts in process	-	-
Total	$252,339	$-